Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of estimated fair value options granted to employees using the black- scholes option pricing model
	Year ended December 31,
	2021	2020
Expected term (years)	10	10
Expected volatility	94%-94.67%	99.26%
Estimated exercise price	0.392-11.126	3.133
Risk-free interest rate	1.37%-1.71%	0.65%
Dividend yield	0	0